Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Tax withholdings	€ 111	€ 96
Indirect taxes	561	390
Social security	117	114
Current income taxes payable	769	957
Other	311	363
Total	1,869	1,920
Indirect taxes	493	569
Current income taxes receivable	598	1,549
Other	102	95
Total	€ 1,193	€ 2,213